Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business segment information
Net revenue:	¥ 4,810,500	¥ 4,752,600	¥ 4,515,800
Net interest income	3,088,197	2,624,923	2,402,614
Operating expenses	3,244,800	2,921,200	2,938,400
Operating profit (loss)	1,565,700	1,831,400	1,577,400
Fixed assets:	1,383,200	1,395,000	1,368,100
Increase in fixed assets	232,400	233,700	208,900
Depreciation	186,500	181,600	157,600
BK and TB
Business segment information
Net revenue:	2,152,800	2,566,000	2,150,600
Net interest income	1,756,900	1,616,900	1,854,600
Net fees	954,000	885,400	736,500
Other	(558,100)	63,700	(440,500)
Other than BK and TB
Business segment information
Net revenue:	2,657,700	2,186,600	2,365,200
Operating Segments | Customer business
Business segment information
Net revenue:	5,113,300	4,412,400	4,107,500
Operating expenses	2,853,700	2,519,100	2,487,900
Operating profit (loss)	2,259,600	1,893,300	1,619,600
Fixed assets:	813,100	778,400	731,600
Increase in fixed assets	167,300	176,200	154,700
Depreciation	143,200	136,500	109,000
Operating Segments | Customer business | BK and TB
Business segment information
Net revenue:	2,704,000	2,448,800	2,000,300
Net interest income	1,569,600	1,380,300	1,051,000
Net fees	995,300	923,500	809,600
Other	139,100	145,000	139,700
Operating Segments | Customer business | Other than BK and TB
Business segment information
Net revenue:	2,409,300	1,963,600	2,107,200
Operating Segments | Retail & Digital Business Group | Customer business
Business segment information
Net revenue:	944,600	845,000	817,400
Operating expenses	667,600	628,800	607,200
Operating profit (loss)	277,000	216,200	210,200
Fixed assets:	267,500	243,800	215,200
Increase in fixed assets	50,300	49,800	50,400
Depreciation	33,000	23,300	15,300
Operating Segments | Retail & Digital Business Group | Customer business | BK and TB
Business segment information
Net revenue:	390,800	319,400	312,700
Net interest income	307,400	248,100	242,500
Net fees	79,400	67,800	66,400
Other	4,000	3,500	3,800
Operating Segments | Retail & Digital Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	553,800	525,600	504,700
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business
Business segment information
Net revenue:	726,600	626,800	545,200
Operating expenses	429,700	408,000	379,100
Operating profit (loss)	296,900	218,800	166,100
Fixed assets:	187,800	171,500	160,500
Increase in fixed assets	37,200	35,800	31,100
Depreciation	21,000	19,000	14,500
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | BK and TB
Business segment information
Net revenue:	499,000	420,300	369,300
Net interest income	266,400	197,800	160,200
Net fees	196,700	189,100	175,000
Other	35,900	33,400	34,100
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	227,600	206,500	175,900
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	1,025,600	975,600	800,900
Operating expenses	386,600	369,200	330,700
Operating profit (loss)	639,000	606,400	470,200
Fixed assets:	171,700	169,300	163,900
Increase in fixed assets	45,000	46,100	37,700
Depreciation	42,200	42,500	37,500
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	836,100	795,600	645,500
Net interest income	514,400	490,600	342,500
Net fees	255,200	234,500	228,600
Other	66,500	70,500	74,400
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	189,500	180,000	155,400
Operating Segments | Global Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	969,300	684,800	870,600
Operating expenses	531,200	382,200	580,300
Operating profit (loss)	438,100	302,600	290,300
Fixed assets:	2,100	1,600	1,300
Increase in fixed assets	600	500	600
Depreciation	300	300	200
Operating Segments | Global Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	27,000	29,100	35,100
Net interest income	28,000	29,300	35,700
Net fees	0	0	0
Other	(1,000)	(200)	(600)
Operating Segments | Global Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	942,300	655,700	835,500
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Business segment information
Net revenue:	534,200	432,300	360,800
Operating expenses	398,700	311,000	255,800
Operating profit (loss)	135,500	121,300	105,000
Fixed assets:	23,100	21,300	18,800
Increase in fixed assets	7,700	11,500	11,500
Depreciation	7,600	9,100	6,000
Operating Segments | Asset Management & Investor Services Business Group | Customer business | BK and TB
Business segment information
Net revenue:	139,300	118,600	105,400
Net interest income	25,800	14,700	9,400
Net fees	113,500	103,800	96,000
Other	0	100	0
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	394,900	313,700	255,400
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	913,000	847,900	712,600
Operating expenses	439,900	419,900	334,800
Operating profit (loss)	473,100	428,000	377,800
Fixed assets:	160,900	170,900	171,900
Increase in fixed assets	26,500	32,500	23,400
Depreciation	39,100	42,300	35,500
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	811,800	765,800	532,300
Net interest income	427,600	399,800	260,700
Net fees	350,500	328,300	243,600
Other	33,700	37,700	28,000
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	101,200	82,100	180,300
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	(330,600)	311,000	409,100
Operating expenses	318,100	297,400	274,000
Operating profit (loss)	(648,700)	13,600	135,100
Fixed assets:	87,800	114,300	113,100
Increase in fixed assets	25,500	28,200	23,400
Depreciation	30,300	32,800	28,500
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	(619,800)	14,800	130,800
Net interest income	100,500	106,300	710,600
Net fees	(24,800)	(13,300)	(16,600)
Other	(695,500)	(78,200)	(563,200)
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	289,200	296,200	278,300
Other
Business segment information
Net revenue:	27,800	29,200	(800)
Operating expenses	73,000	104,700	176,500
Operating profit (loss)	(45,200)	(75,500)	(177,300)
Fixed assets:	482,300	502,300	523,400
Increase in fixed assets	39,600	29,300	30,800
Depreciation	13,000	12,300	20,100
Other | Subsidiaries
Business segment information
Fixed assets:	1,732,500	1,505,400	1,210,200
Other | BK and TB
Business segment information
Net revenue:	68,600	102,400	19,500
Net interest income	86,800	130,300	93,000
Net fees	(16,500)	(24,800)	(56,500)
Other	(1,700)	(3,100)	(17,000)
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (40,800)	¥ (73,200)	¥ (20,300)